Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Noncurrent [Abstract]
Other Long-Term Liabilities

17.OTHER LONG-TERM LIABILITIES

Other long-term liabilities consisted of the following:

	December 31, 2021	December 31, 2020
Non-current operating lease liabilities	148	142
Contingent consideration on business combinations	70	123
Deferred consideration	—	20
Other long-term employee benefits	90	97
Long-term liability related to public funding	44	42
Others	64	64
Total	416	488

Lease liabilities are described in Note 11.

Deferred and contingent consideration related to business acquisitions are further described in Note 7 and Note 28.

Other long-term employee benefits are described in Note 16.

Long-term liability related to public funding corresponded to grants received mainly as part of the Nano2017 program with the French government, which is subject to a financial return and depends on future cumulative sales. Public funding is further described in Note 21.

Other long-term liabilities also include individually insignificant amounts as at December 31, 2021 and December 31, 2020, presented cumulatively in the line “Others”.